Note M - Fair Value of Financial Instruments (Details) - Assets and Liabilities Measured at Fair Value on a Recurring and Nonrecurring Basis (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Residential Real Estate Loans [Member] | Impaired Loans [Member] | Fair Value, Inputs, Level 3 [Member]
Note M - Fair Value of Financial Instruments (Details) - Assets and Liabilities Measured at Fair Value on a Recurring and Nonrecurring Basis [Line Items]
Assets measured on a nonrecurring basis	$ 234
Commercial Real Estate Loans [Member] | Owner Occupied [Member] | Impaired Loans [Member] | Fair Value, Inputs, Level 3 [Member]
Note M - Fair Value of Financial Instruments (Details) - Assets and Liabilities Measured at Fair Value on a Recurring and Nonrecurring Basis [Line Items]
Assets measured on a nonrecurring basis	133
Commercial Real Estate Loans [Member] | Nonowner Occupied [Member] | Impaired Loans [Member] | Fair Value, Inputs, Level 3 [Member]
Note M - Fair Value of Financial Instruments (Details) - Assets and Liabilities Measured at Fair Value on a Recurring and Nonrecurring Basis [Line Items]
Assets measured on a nonrecurring basis	1,973
Commercial and Industrial [Member] | Impaired Loans [Member] | Fair Value, Inputs, Level 3 [Member]
Note M - Fair Value of Financial Instruments (Details) - Assets and Liabilities Measured at Fair Value on a Recurring and Nonrecurring Basis [Line Items]
Assets measured on a nonrecurring basis	2,863
Commercial and Industrial [Member] | Impaired Loans [Member]
Note M - Fair Value of Financial Instruments (Details) - Assets and Liabilities Measured at Fair Value on a Recurring and Nonrecurring Basis [Line Items]
Assets measured on a nonrecurring basis	2,863
Commercial and Industrial [Member] | Other Real Estate Owned [Member] | Fair Value, Inputs, Level 3 [Member]
Note M - Fair Value of Financial Instruments (Details) - Assets and Liabilities Measured at Fair Value on a Recurring and Nonrecurring Basis [Line Items]
Assets measured on a nonrecurring basis		1,055
Commercial and Industrial [Member] | Other Real Estate Owned [Member]
Note M - Fair Value of Financial Instruments (Details) - Assets and Liabilities Measured at Fair Value on a Recurring and Nonrecurring Basis [Line Items]
Assets measured on a nonrecurring basis		1,055
Commercial Real Estate Construction Financing Receivable [Member] | Other Real Estate Owned [Member] | Fair Value, Inputs, Level 3 [Member]
Note M - Fair Value of Financial Instruments (Details) - Assets and Liabilities Measured at Fair Value on a Recurring and Nonrecurring Basis [Line Items]
Assets measured on a nonrecurring basis	1,058	1,562
Commercial Real Estate Construction Financing Receivable [Member] | Other Real Estate Owned [Member]
Note M - Fair Value of Financial Instruments (Details) - Assets and Liabilities Measured at Fair Value on a Recurring and Nonrecurring Basis [Line Items]
Assets measured on a nonrecurring basis	1,058	1,562
US Government-sponsored Enterprises Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Note M - Fair Value of Financial Instruments (Details) - Assets and Liabilities Measured at Fair Value on a Recurring and Nonrecurring Basis [Line Items]
Assets measured on a recurring basis	8,852	1,012
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Fair Value, Inputs, Level 2 [Member]
Note M - Fair Value of Financial Instruments (Details) - Assets and Liabilities Measured at Fair Value on a Recurring and Nonrecurring Basis [Line Items]
Assets measured on a recurring basis	$ 75,216	$ 93,953